Document and Entity Information	Sep. 29, 2023
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2023
Entity Registrant Name	THE MAINSTAY FUNDS
Entity Central Index Key	0000787441
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 29, 2023
Document Effective Date	Sep. 29, 2023
Prospectus Date	Feb. 28, 2023
MainStay Income Builder Fund | Class R2
Prospectus:
Trading Symbol	MTXRX
MainStay Income Builder Fund | Class R3
Prospectus:
Trading Symbol	MTXVX
MainStay Income Builder Fund | Class R6
Prospectus:
Trading Symbol	MTODX
MainStay Income Builder Fund | Class A
Prospectus:
Trading Symbol	MTRAX
MainStay Income Builder Fund | Class B
Prospectus:
Trading Symbol	MKTRX
MainStay Income Builder Fund | Class C
Prospectus:
Trading Symbol	MCTRX
MainStay Income Builder Fund | Class I
Prospectus:
Trading Symbol	MTOIX
MainStay Income Builder Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MTINX
MainStay Income Builder Fund | SIMPLE CLASS
Prospectus:
Trading Symbol	MTISX
MainStay MacKay High Yield Corporate Bond Fund | Class A
Prospectus:
Trading Symbol	MHCAX
MainStay MacKay High Yield Corporate Bond Fund | Class B
Prospectus:
Trading Symbol	MKHCX
MainStay MacKay High Yield Corporate Bond Fund | Class C
Prospectus:
Trading Symbol	MYHCX
MainStay MacKay High Yield Corporate Bond Fund | Class I
Prospectus:
Trading Symbol	MHYIX
MainStay MacKay High Yield Corporate Bond Fund | Class R2
Prospectus:
Trading Symbol	MHYRX
MainStay MacKay High Yield Corporate Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MHHIX
MainStay MacKay High Yield Corporate Bond Fund | Class R1
Prospectus:
Trading Symbol	MHHRX
MainStay MacKay High Yield Corporate Bond Fund | Class R6
Prospectus:
Trading Symbol	MHYSX
MainStay MacKay High Yield Corporate Bond Fund | Class R3
Prospectus:
Trading Symbol	MHYTX
MainStay MacKay High Yield Corporate Bond Fund | SIMPLE CLASS
Prospectus:
Trading Symbol	MHHSX
MainStay MacKay Strategic Bond Fund | Class A
Prospectus:
Trading Symbol	MASAX
MainStay MacKay Strategic Bond Fund | Class B
Prospectus:
Trading Symbol	MASBX
MainStay MacKay Strategic Bond Fund | Class C
Prospectus:
Trading Symbol	MSICX
MainStay MacKay Strategic Bond Fund | Class I
Prospectus:
Trading Symbol	MSDIX
MainStay MacKay Strategic Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MSYDX
MainStay MacKay Strategic Bond Fund | Class R2
Prospectus:
Trading Symbol	MSIRX
MainStay MacKay Strategic Bond Fund | Class R3
Prospectus:
Trading Symbol	MSDJX
MainStay MacKay Strategic Bond Fund | Class R6
Prospectus:
Trading Symbol	MSYEX
MainStay WMC Enduring Capital Fund | Class A
Prospectus:
Trading Symbol	MSOAX
MainStay WMC Enduring Capital Fund | Class B
Prospectus:
Trading Symbol	MOPBX
MainStay WMC Enduring Capital Fund | Class C
Prospectus:
Trading Symbol	MGOCX
MainStay WMC Enduring Capital Fund | Class I
Prospectus:
Trading Symbol	MSOIX
MainStay WMC Enduring Capital Fund | Class R2
Prospectus:
Trading Symbol	MSORX
MainStay WMC Enduring Capital Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MCSSX
MainStay WMC Enduring Capital Fund | Class R3
Prospectus:
Trading Symbol	MSOSX
MainStay WMC Enduring Capital Fund | Class R6
Prospectus:
Trading Symbol	MCSDX
MainStay WMC Value Fund | Class A
Prospectus:
Trading Symbol	MAPAX
MainStay WMC Value Fund | Class B
Prospectus:
Trading Symbol	MAPBX
MainStay WMC Value Fund | Class C
Prospectus:
Trading Symbol	MMPCX
MainStay WMC Value Fund | Class I
Prospectus:
Trading Symbol	MUBFX
MainStay WMC Value Fund | Class R1
Prospectus:
Trading Symbol	MAPRX
MainStay WMC Value Fund | Class R2
Prospectus:
Trading Symbol	MPRRX
MainStay WMC Value Fund | Class R3
Prospectus:
Trading Symbol	MMAPX
MainStay WMC Value Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MSMIX
MainStay WMC Value Fund | Class R6
Prospectus:
Trading Symbol	MMPDX